Business acquisitions and dispositions - Summary of Fair Value of Consideration Paid and Fair Value Assigned to Each Major Class of Assets and Liabilities (Details) $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Aug. 31, 2018 CAD ($)	Jan. 05, 2018 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Goodwill	$ 10,667	$ 10,658
Axia
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 154
Total cost to be allocated			154
Trade and other receivables			5
Other non-cash working capital			(13)
Property, plant and equipment			64
Finite-life intangible assets			20
Other non-current liabilities			(5)
Total costs to be allocated, excluding cash and cash equivalents and goodwill			71
Cash and cash equivalents			3
Fair value of net assets acquired			74
Goodwill			$ 80
AlarmForce
Disclosure of detailed information about business combination [line items]
Cash consideration				$ 181
Number of instruments or interests issued or issuable (in shares) | shares				22,531
Issuance of BCE common shares				$ 1
Total cost to be allocated				182
Assets held for sale				68
Other non-cash working capital				(5)
Property, plant and equipment				8
Finite-life intangible assets - customer relationships				34
Indefinite-life intangible assets				1
Other non-current assets				1
Deferred tax liabilities				(7)
Total costs to be allocated, excluding cash and cash equivalents and goodwill				100
Cash and cash equivalents				4
Fair value of net assets acquired				104
Goodwill				$ 78